Restatement of Previously Issued Financial Statements - Schedule of Restatement on Statement of Comprehensive Loss (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net loss attributable to MAIA Biotechnology, Inc. shareholders	$ (4,903,813)	$ (5,196,438)	$ (12,074,119)	$ (9,611,146)	$ (12,503,880)	$ (6,636,660)
Comprehensive loss to MAIA Biotechnology, Inc. shareholder	(4,951,314)	$ (5,196,438)	(12,125,765)	$ (9,611,146)
As Previously Reported
Net loss attributable to MAIA Biotechnology, Inc. shareholders	(5,031,843)		(12,202,149)
Comprehensive loss to MAIA Biotechnology, Inc. shareholder	(5,079,344)		(12,253,795)
Adjustment
Net loss attributable to MAIA Biotechnology, Inc. shareholders	128,030		128,030
Comprehensive loss to MAIA Biotechnology, Inc. shareholder	$ 128,030		$ 128,030